CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Statement of Financial Position [Abstract]
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 1,124,250	$ 163,515	¥ 897,630
Variable Interest Entity, Consolidated, Liabilities, Noncurrent, No Recourse	¥ 39,275	$ 5,712	¥ 2,682
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	113,779,244	113,779,244	110,000,000
Common Stock, Shares, Outstanding	113,779,244	113,779,244	110,000,000